Schedule of RSUs outstanding (Details) - shares	1 Months Ended	6 Months Ended		12 Months Ended
	Apr. 30, 2026	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
IfrsStatementLineItems [Line Items]
Surrenders	(1,244,032)	(1,143,239)	(609,866)
Restricted share units [member]
IfrsStatementLineItems [Line Items]
RSUs outstanding, beginning of year		3,672,415	3,779,623	3,779,623
Issued		86,909		502,658
Settled		(1,344,032)
Surrenders		(1,825,225)		(609,866)
RSUs outstanding, end of period		590,067		3,672,415